LONG-TERM DEBT, NET (2010 Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Mar. 28, 2013	Oct. 30, 2012	May 17, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 26, 2013
Long-Term Debt [Line Items]
Costs associated with debt modification				$ 7,603	$ 0	$ 10,538
2010 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal			98.671%
Debt instrument, face amount			$ 600,000
Interest rate per annum			10.25%
Maturity date				May 15, 2018
Maximum redeemable percentage of principal prior to May 15, 2013 for partial redemption			35.00%
Remaining outstanding aggregate principal amount redeemed	$ 865
Redemption price percentage for remaining outstanding aggregate principal amount	100.00%
Redemption costs of 2010 Senior Notes	$ 102,497
Unamortized deferred financing costs	23,793
Unamortized issue discount	$ 5,962
2010 Senior Notes [Member] | Senior Notes [Member] | Proposed Amendments [Member]
Long-Term Debt [Line Items]
Additional restricted payments for funding Studio City project		$ 400,000
Costs capitalized as deferred finance costs		14,795
Costs associated with debt modification		$ 3,277
2010 Senior Notes [Member] | Senior Notes [Member] | Tender Offer [Member]
Long-Term Debt [Line Items]
Aggregate principal amount tendered							$ 599,135